12. DERIVATIVE LIABILITY - WARRANTS (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants
	December 31,	December 31,
	2014	2013
Investor Warrants
Implied starting stock price	$0.40	$0.42
Volatility	50%	55%
Drift	0.64%-0.84%	0.75%
Exercise price	$0.75	$0.75
Minimum exercise price	$0.01	$0.01
Warrant shares	5,853,530	3,098,736
Event date	January 31, 2015	September 30, 2014
Maturity	December 5, 2016 – May 20, 2017	December 5, 2016
Shares outstanding	33,182,100	34,268,736

	December 31,	December 31,
	2014	2013
Broker Warrants
Implied starting stock price	$0.40	$0.42
Volatility	50%	55%
Drift	0.64%-0.71%	0.75%
Exercise price	$0.50	$0.50
Minimum exercise price	$0.01	$0.01
Warrant shares	93,000	77,500
Event date	January 31, 2015	September 30, 2014
Maturity	December 5, 2016- February 5, 2017	December 5, 2016
Shares outstanding	33,182,100	34,268,736

Warrant Rollforward
			Year Ended December 31, 2014
	December 31, 2013 Fair Value of Warrant Liability	Fair Value of Warrants Issued	Change in Fair value of Warrant Liabilities	Reclassification of Warrants to Equity at December, 31, 2014	December 31, 2014 Fair Value of Warrant Liability
Investor Warrants	$294,298	$262,521	$(287,723)	$(117,333)	$151,763
Broker Warrants	9,364	1,854	(3,939)	(6,236)	1,391
Total	$303,662	$264,375	$(291,662)	$(123,569)	$153,154